Equity - Share capital and premium additional information (Details) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2024 € / shares
Disclosure of classes of share capital [line items]
Condition of conversion (percent)	0.0700
Issue of contingent convertible capital securities | $	$ 982	$ 864	$ 750
Authorised share capital, ordinary shares (in shares)	9,142,000	9,142,000	9,142,000
Issued share capital, ordinary shares (in shares)	3,147,391	3,498,194	3,726,539
Treasury shares
Disclosure of classes of share capital [line items]
Issued share capital, ordinary shares (in shares)	51,100	154,600	107,400
Perpetual additional tier 1 contingent capital securities
Disclosure of classes of share capital [line items]
Issued capital | $	$ 8,750	$ 7,750	$ 6,750
Ordinary shares
Disclosure of classes of share capital [line items]
Par value (in EUR per share) | € / shares				€ 0.01